COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES

The following table summarizes future commitments amounts on an undiscounted basis as of December 31, 2025 for all the planned expenditures to be carried out in Kruh Block and Citarum Block:

	Nature of	Future commitments
	commitments	2026	2027		2028 and beyond
Citarum Block PSC
Geological and geophysical (G&G) studies	(a)	$-		$-	$950,000
2D seismic	(a)	-		-	6,050,000
3D seismic	(a)	-		-	2,100,000
Drilling	(b)(c)	-		-	30,000,000
Total commitments - Citarum PSC		$-	$		$39,100,000
Kruh Block KSO					-
Operating commitments	(d)	$2,690,147		$4,432,023	$81,732,271
Production facility		-		700,000	300,000
G&G studies	(a)	100,000		50,000	-
3D seismic	(a)	-		-	-
Drilling	(a)(c)	4,000,000		6,000,000	22,000,000
Certification		-		-	-
Abandonment and Site Restoration	(a)	76,272		76,272	572,027
Total commitments - Kruh KSO		$6,866,419		$11,258,295	$104,604,298
Total Commitments		$6,866,419		$11,258,295	$143,704,298

Nature of commitments:

(a)	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Includes one exploration and two delineation wells.

(c)	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)	Operating commitments are primarily production operation costs related to or associated to the maintenance well work scheduled to be performed on the oil wells with respect to the Kruh Block KSO.